Supplement to the
Fidelity® Variable Insurance Products
Stock Selector Portfolio
Investor Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of VIP Stock Selector Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off VIP Stock Selector Portfolio.
VSACI-PSTK-1125-107 1.9905431.107	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Stock Selector Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of VIP Stock Selector Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off VIP Stock Selector Portfolio.
VSASS2-PSTK-1125-107 1.9905430.107	November 18, 2025